IFRS 7 Disclosure	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
IFRS 7 Disclosure
Management of risk
Our approach to management of risk has not changed significantly from that described on pages 47 to 87 of our 2023 Annual Report.
Risk overview
CIBC faces a wide variety of risks across all of its areas of business. Identifying and understanding risks and their impact allows CIBC to frame its risk appetite and risk management practices. Defining acceptable levels of risk, and establishing sound principles, policies and practices for managing risks, is fundamental to achieving consistent and sustainable long-term performance, while remaining within our risk appetite.

Our risk appetite defines tolerance levels for various risks. This is the foundation for our risk management culture and our risk management framework.
Our risk management framework includes:
•	CIBC, SBU, functional group-level and regional risk appetite statements;
•	Risk frameworks, policies, procedures and limits to align activities with our risk appetite;
•	Regular risk reports to identify and communicate risk levels;
•	An independent control framework to identify and test the design and operating effectiveness of our key controls;
•	Stress testing to consider the potential impact of changes in the business environment on capital, liquidity and earnings;
•	Proactive consideration of risk mitigation options in order to optimize results; and
•	Oversight through our risk-focused committees and governance structure.
Managing risk is a shared responsibility at CIBC. Business units and risk management professionals work in collaboration to ensure that business strategies and activities are consistent with our risk appetite. CIBC’s approach to enterprise-wide risk management aligns with the three lines of defence model:
(i)
As the first line of defence, CIBC’s Management, in SBUs and functional groups own the risks and are accountable and responsible for identifying and assessing risks inherent in its activities in accordance with the CIBC risk appetite. In addition, Management establishes and maintains controls to mitigate such risks. Management may include Governance Groups within the business to facilitate the Control Framework, Operational Risk Framework and other risk-related processes. A Governance Group refers to a group within Business Unit Management (first line of defence) whose focus is to support Management in meeting their governance, risk and control activities. A Governance Group is considered first line of defence, in conjunction with Business Unit Management. Control Groups are centralized functions which provide subject matter expertise to Business Unit Management and/or implement/maintain enterprise-wide control programs and activities for their domain area (for example Information Security). While Control Groups collaborate with Business Unit Management in identifying and managing risk, they also challenge risk decisions and risk mitigation strategies.

(ii)
The second line of defence is independent from the first line of defence and provides an enterprise-wide view of specific risk types, guidance and effective challenge to risk and control activities. Risk Management is the primary second line of defence. Risk Management may leverage subject matter expertise of other groups (e.g., third parties or Control Groups) to inform their independent assessments, as appropriate.

(iii)
As the third line of defence, CIBC’s Internal Audit is responsible for providing reasonable assurance to senior management and the Audit Committee of the Board on the effectiveness of CIBC’s governance practices, risk management processes, and Internal Control as a part of its risk-based audit plan and in accordance with its mandate as described in the Internal Audit Charter.

A strong risk culture and communication between the three lines of defence are important characteristics of effective risk management.
Credit risk

Credit risk is the risk of financial loss due to a borrower or counterparty failing to meet its obligations in accordance with contractual terms.
Credit risk arises out of the lending businesses in each of our SBUs and in International banking, which is included in Corporate and Other. Other sources of credit risk consist of our trading activities, which include our over-the-counter (OTC) derivatives, debt securities, and our repo-style transaction activity. In addition to losses on the default of a borrower or counterparty, unrealized gains or losses may occur due to changes in the credit spread of the counterparty, which could impact the carrying or fair value of our assets.
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and CVA but is before allowance for credit losses or credit risk mitigation for IRB approaches. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral.

$ millions, as at	2024 Jul. 31				2023 Oct. 31
	IRB approach	(1)(2)	Standardized approach	Total	IRB approach	(1)(2)	Standardized approach	Total
Business and government portfolios
Drawn	$391,874		$15,561	$407,435	$318,366		$80,259	$398,625
Undrawn commitments	72,031		1,086	73,117	58,823		9,661	68,484
Repo-style transactions	423,490		1	423,491	340,267		–	340,267
Other off-balance sheet	17,423		449	17,872	15,482		937	16,419
OTC derivatives	17,082		118	17,200	17,688		140	17,828
Gross EAD on business and government portfolios	921,900		17,215	939,115	750,626		90,997	841,623
Less: Collateral held for repo-style transactions	404,374		–	404,374	325,118		–	325,118
Net EAD on business and government portfolios	517,526		17,215	534,741	425,508		90,997	516,505
Retail portfolios
Drawn	328,080		6,543	334,623	320,785		11,012	331,797
Undrawn commitments	107,931		3,917	111,848	103,846		3,826	107,672
Other off-balance sheet	440		118	558	413		116	529
Gross EAD on retail portfolios	436,451		10,578	447,029	425,044		14,954	439,998
Securitization exposures (3)	23,622		19,591	43,213	24,171		13,870	38,041
Gross EAD (4)	$1,381,973		$47,384	$1,429,357	$1,199,841		$119,821	$1,319,662
Net EAD (4)	$977,599		$47,384	$1,024,983	$874,723		$119,821	$994,544
(1)	Beginning the first quarter of 2024, the IRB approach was applied to the majority of our credit portfolios within CIBC Bank USA, which previously followed the standardized approach.
(2)	Includes exposures subject to the supervisory slotting approach.
(3)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the standardized approach or the IRB approach. The external ratings-based approach (SEC-ERBA), which is inclusive of the internal assessment approach (SEC-IAA), includes exposures that qualify for the IRB approach, as well as exposures under the standardized approach.

(4)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%. Non-trading equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Loans contractually past due but not impaired
The following table provides an aging analysis of loans that are not impaired, where repayment of principal or payment of interest is contractually in arrears. Loans less than 30 days past due are excluded as such loans are not generally indicative of the borrowers’ ability to meet their payment obligations.

$ millions, as at			2024 Jul. 31	2023 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,094	$–	$1,094	$1,019
Personal	256	–	256	280
Credit card	223	157	380	361
Business and government	269	–	269	184
	$1,842	$157	$1,999	$1,844
Market risk

Market risk is the risk of economic and/or financial loss in our trading and non-trading portfolios from adverse changes in underlying market factors, including interest rates, foreign exchange rates, equity market prices, commodity prices, credit spreads, and customer behaviour for retail products. Market risk arises in CIBC’s trading and treasury activities, and encompasses all market-related positioning and market-making activity.
The trading portfolio consists of positions in financial instruments and commodities held to meet the near-term needs of our clients.
The non-trading portfolio consists of positions in various currencies that related to asset/liability management (ALM) and investment activities.
Trading activities
We hold positions in traded financial contracts to meet client investment and risk management needs. Trading revenue (net interest income and non-interest income) is generated from these transactions. Trading instruments are recorded at fair value and include debt and equity securities, as well as interest rate, foreign exchange, equity, commodity, and credit derivative products.
Value-at-Risk
Our Value-at-Risk (VaR) methodology is a statistical technique that measures the potential overnight loss at a 99% confidence level. We use a full revaluation historical simulation methodology to compute VaR and other risk measures.
The following table shows VaR for our trading activities based on risk type.

	As at or for the three months ended								As at or for the nine months ended
$ millions				2024 Jul. 31		2024 Apr. 30		2023 Jul. 31	2024 Jul. 31	2023 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$15.3	$7.4	$7.4	$11.2	$11.7	$10.6	$7.2	$7.4	$9.8	$7.1
Credit spread risk	3.8	2.1	2.6	2.8	2.4	2.4	1.3	1.4	2.5	1.4
Equity risk	7.9	4.5	6.7	6.2	4.9	6.4	5.5	4.9	6.1	5.6
Foreign exchange risk	2.2	0.8	0.8	1.4	2.7	1.5	0.6	0.5	1.3	0.8
Commodity risk	5.2	2.2	3.3	3.3	3.1	2.4	2.3	2.4	2.8	2.5
Diversification effect (1)	n/m	n/m	(10.1)	(11.8)	(9.8)	(10.3)	(7.4)	(7.4)	(10.7)	(8.3)
Total VaR (one-day measure)	$17.8	$9.7	$10.7	$13.1	$15.0	$13.0	$9.5	$9.2	$11.8	$9.1
(1)
Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect. Prior period amounts have been restated to conform with the presentation adopted in the first quarter of 2024.

n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Non-trading activities
Structural interest rate risk (SIRR)
SIRR primarily consists of the risk arising due to mismatches in assets and liabilities, which do not arise from trading and trading-related businesses. The objective of SIRR management is to lock in product spreads and deliver stable and predictable net interest income over time, while managing the risk to the economic value of our assets arising from changes in interest rates.
SIRR results from differences in the maturities or repricing dates of assets and liabilities, both on- and off-balance sheet, as well as from embedded optionality in retail products, and other product features that could affect the expected timing of cash flows, such as options to pre-pay loans or redeem term deposits prior to contractual maturity. A number of assumptions affecting cash flows, product repricing and the administration of rates underlie the models used to measure SIRR. The key assumptions pertain to the expected funding profile of mortgage rate commitments, fixed rate loan prepayment behaviour, term deposit redemption behaviour, the treatment of non-maturity deposits and equity. All assumptions are derived empirically based on historical client behaviour, balance sheet composition and product pricing with the consideration of possible forward-looking changes. All models and assumptions used to measure SIRR are subject to independent oversight by Risk Management. A variety of cash instruments and derivatives, primarily interest rate swaps, are used to manage these risks.
The following table shows the potential before-tax impact of an immediate and sustained 100 basis point increase and 100 basis point decrease in interest rates on projected 12-month net interest income and the economic value of equity (EVE) for our structural balance sheet, assuming no subsequent hedging.
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2024 Jul. 31			2024 Apr. 30			2023 Jul. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$145	$79	$224	$216	$89	$305	$303	$111	$414
Increase (decrease) in EVE	(919)	(406)	(1,325)	(820)	(367)	(1,187)	(593)	(293)	(886)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(191)	(80)	(271)	(273)	(88)	(361)	(310)	(86)	(396)
Increase (decrease) in EVE	831	417	1,248	724	380	1,104	519	312	831
(1)	Includes CAD and other currency exposures.
Liquidity risk

Liquidity risk is the risk of having insufficient cash or its equivalent in a timely and cost-effective manner to meet financial obligations as they come due. Common sources of liquidity risk inherent in banking services include unanticipated withdrawals of deposits, the inability to replace maturing debt, credit and liquidity commitments, and additional pledging or other collateral requirements.
Liquid assets
Available liquid assets include unencumbered cash and marketable securities from on- and off-balance sheet sources that can be used to access funding in a timely fashion. Encumbered liquid assets, composed of assets pledged as collateral and those assets that are deemed restricted due to legal, operational, or other purposes, are not considered as sources of available liquidity when measuring liquidity risk.
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2024	Cash and deposits with banks	$47,849	$–	$47,849	$640	$47,209
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	177,299	103,154	280,453	165,352	115,101
	Other debt securities	5,617	11,163	16,780	3,751	13,029
	Equities	60,221	33,622	93,843	50,293	43,550
	Canadian government guaranteed National Housing Act mortgage-backed securities	32,598	1,867	34,465	17,766	16,699
	Other liquid assets (2)	14,850	2,605	17,455	8,121	9,334
		$338,434	$152,411	$490,845	$245,923	$244,922
2023	Cash and deposits with banks	$55,718	$–	$55,718	$862	$54,856
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	155,487	94,880	250,367	134,415	115,952
	Other debt securities	5,729	11,681	17,410	4,343	13,067
	Equities	43,798	28,432	72,230	33,317	38,913
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,733	4,908	36,641	17,365	19,276
	Other liquid assets (2)	12,597	2,685	15,282	8,238	7,044
		$305,062	$142,586	$447,648	$198,540	$249,108
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.
Asset encumbrance

In the course of our day-to-day operations, securities and other assets are pledged to secure obligations, participate in clearing and settlement systems and for other collateral management purposes.
Restrictions on the flow of funds
Our subsidiaries are not subject to significant restrictions that would prevent transfers of funds, dividends or capital distributions. However, certain subsidiaries have different capital and liquidity requirements, established by applicable banking and securities regulators.
We monitor and manage our capital and liquidity requirements across these entities to ensure that resources are used efficiently and entities are in compliance with local regulatory and policy requirements.
Funding

We fund our operations with client-sourced deposits, supplemented with a wide range of wholesale funding.
Our principal approach aims to fund our consolidated balance sheet with deposits primarily raised from personal and commercial banking channels. We maintain a foundation of relationship-based core deposits, whose stability is regularly evaluated through internally developed statistical assessments.
We routinely access a range of short-term and long-term secured and unsecured funding sources diversified by geography, depositor type, instrument, currency and maturity. We raise long-term funding from existing programs including covered bonds, asset securitizations and unsecured debt.
We continuously evaluate opportunities to diversify into new funding products and investor segments in an effort to maximize funding flexibility and minimize concentration and financing costs. We regularly monitor wholesale funding levels and concentrations to internal limits consistent with our desired liquidity risk profile.
GALCO and RMC review and approve CIBC’s funding plan, which incorporates projected asset and liability growth, funding maturities, and output from our liquidity position forecasting.
Assets and liabilities
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however, this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at July 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$11,684	$–	$–	$–	$–	$–	$–	$–	$–	$11,684
Interest-bearing deposits with banks	36,165	–	–	–	–	–	–	–	–	36,165
Securities	5,924	8,453	5,038	9,023	15,750	38,369	59,693	48,146	63,526	253,922
Cash collateral on securities borrowed	16,495	–	–	–	–	–	–	–	–	16,495
Securities purchased under resale agreements	47,643	13,698	9,623	3,018	3,704	1,505	130	–	–	79,321
Loans
Residential mortgages	4,414	8,668	16,266	12,825	24,163	90,562	110,673	9,675	–	277,246
Personal	1,078	518	680	944	857	544	4,710	5,371	31,686	46,388
Credit card	425	849	1,274	1,274	1,274	5,097	10,033	–	–	20,226
Business and government	11,473	9,965	11,067	12,863	15,085	38,786	77,462	21,193	12,153	210,047
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,920)	(3,920)
Derivative instruments	2,917	3,582	3,791	2,160	1,456	4,534	6,655	5,216	–	30,311
Customers’ liability under acceptances	92	70	–	–	–	–	–	–	–	162
Other assets	–	–	–	–	–	–	–	–	43,360	43,360
	$138,310	$45,803	$47,739	$42,107	$62,289	$179,397	$269,356	$89,601	$146,805	$1,021,407
October 31, 2023 (2)	$148,846	$41,962	$44,949	$38,144	$42,260	$151,110	$301,854	$80,914	$125,651	$975,690
Liabilities
Deposits (3)	$50,255	$42,518	$53,029	$59,818	$46,154	$42,421	$65,868	$19,900	$363,483	$743,446
Obligations related to securities sold short	24,040	–	–	–	–	–	–	–	–	24,040
Cash collateral on securities lent	8,515	–	–	–	–	–	–	–	–	8,515
Obligations related to securities sold under repurchase agreements	105,726	8,520	1	–	–	500	621	–	–	115,368
Derivative instruments	2,621	4,329	4,401	2,653	1,459	4,964	6,914	9,151	1	36,493
Acceptances	103	70	–	–	–	–	–	–	–	173
Other liabilities	23	48	72	71	69	259	585	879	26,129	28,135
Subordinated indebtedness	–	–	–	–	–	–	33	7,421	–	7,454
Equity	–	–	–	–	–	–	–	–	57,783	57,783
	$191,283	$55,485	$57,503	$62,542	$47,682	$48,144	$74,021	$37,351	$447,396	$1,021,407
October 31, 2023 (2)	$143,144	$58,442	$57,764	$58,203	$50,934	$49,917	$87,009	$39,861	$430,416	$975,690
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
(3)
Comprises $250.2 billion (October 31, 2023: $239.0 billion) of personal deposits; $465.7 billion (October 31, 2023: $462.1 billion) of business and government deposits and secured borrowings; and $27.5 billion (October 31, 2023: $22.3 billion) of bank deposits.

Credit-related commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at July 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$2,135	$8,765	$4,658	$5,833	$7,887	$27,181	$70,187	$2,914	$241,726	$371,286
Securities lending (2)	51,197	8,043	6,360	–	–	–	–	–	–	65,600
Standby and performance letters of credit	4,534	2,282	5,654	3,523	4,554	568	805	224	–	22,144
Backstop liquidity facilities	–	34	20,910	55	327	21	115	–	–	21,462
Documentary and commercial letters of credit	27	66	19	4	5	43	30	–	–	194
Other	1,761	–	–	–	–	–	–	–	55	1,816
	$59,654	$19,190	$37,601	$9,415	$12,773	$27,813	$71,137	$3,138	$241,781	$482,502
October 31, 2023	$50,748	$31,234	$14,032	$11,853	$8,917	$29,890	$72,394	$3,516	$232,656	$455,240
(1)	Includes $186.6 billion (October 31, 2023: $179.2 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $8.5 billion (October 31, 2023: $8.1 billion) for cash because it is reported on the interim consolidated balance sheet.
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at July 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$133	$182	$303	$200	$236	$718	$684	$243	$2,699
Future lease commitments (2)	–	–	–	–	3	28	92	446	569
Investment commitments	–	1	1	12	–	–	25	497	536
Underwriting commitments	293	–	–	–	–	–	–	–	293
Pension contributions (3)	11	22	–	–	–	–	–	–	33
	$437	$205	$304	$212	$239	$746	$801	$1,186	$4,130
October 31, 2023 (2)	$145	$172	$237	$251	$201	$527	$705	$1,106	$3,344
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2024 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.